UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Investors Trust

6.30.2006 **Semiannual Report**

JOHN HANCOCK FUNDS

Table of contents

Your fund at a glance

Managers’ report
page 2

Fund’s investments
page 6

Financial statements
page 20

For more information
page 37

To Our Shareholders,

After producing modest returns in 2005, the stock market advanced smartly in the first four months of 2006. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its two-year campaign of raising interest rates. Those hopes were dashed in May, however, when economic data suggested a resurgence of inflation and more Fed rate hikes. The result was a significant increase in volatility and a market pull-back that continued into June, erasing much of the earlier gains. For the first six months of 2006, the market advanced slightly, returning 2.71%, as measured by the Standard & Poor’s 500 Index. Inflation and rate hike concerns also worked on the bond market, which, with the exception of low-quality bonds, lost a bit of ground over the last six months.

With the financial markets’ about-face and increased volatility, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on the economy and corporate profits.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of June 30, 2006. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks a high level of current income consistent with prudent invest- ment risk by investing in a diver- sified portfolio of debt securities.

Over the last six months

* Rising interest rates, resulting from a robust economy and higher inflation, led to modestly negative returns in the bond market.

* Treasury and corporate bonds posted the largest declines, while high yield corporate bonds continued to produce positive results.

* The Fund increased its holdings of high yield corporate bonds and mortgage-backed securities, while becoming more selective among investment-grade corporate bonds.

The total returns for the Fund include the reinvestment of all distributions. The performance data contained within this material represents past performance, which does not guarantee future results.

The yield at closing market price is calculated by dividing the current annualized distribution per share by the closing market price on the last day of the period.

Top 10 issuers

21.3%	Federal National Mortgage Association
6.6%	U.S. Treasury Bonds/Notes
4.3%	Countrywide Home Loans Servicing LP/
Countrywide Alternative Loan Trust
3.4%	Federal Home Loan Mortgage Corp.
3.1%	JPMorgan Chase & Co.
2.5%	GSR Mortgage Loan Trust
1.5%	Bank of America
1.4%	Bear Stearns Co., Inc.
0.9%	Washington Mutual
0.8%	Midland Funding Corp.

As a percentage of net assets plus value of preferred shares on June 30, 2006.

BY BARRY H. EVANS, CFA, JEFFREY N. GIVEN, CFA, AND JOHN F. ILES, FOR THE SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’ REPORT

JOHN HANCOCK Investors Trust

Rising interest rates — resulting from a robust economy and higher inflation — led to modestly negative returns for bonds in the first six months of 2006. The Lehman Brothers U.S. Aggregate Bond Index, a broad measure of bond market performance, returned –0.72% .

The U.S. economy grew at a healthy 5.6% annual rate in the first quarter of 2006, rebounding from a hurricane-related slowdown in late 2005, and growth continued at a solid, yet slower, rate in the second quarter. Inflation concerns also surfaced as the consumer price index surged at an annual rate of nearly 5% in the first half of the year. Noting the elevated inflation levels, the Federal Reserve raised short-term interest rates four times during the six-month period, for a total of 17 rate hikes in the past two years. By June 30, the federal funds rate stood at 5.25%, its highest level in more than five years.

In this environment, interest rates rose in parallel fashion; Treasury bond yields climbed by about three-quarters of a percentage point across the maturity spectrum. As a result, the yield curve remained flat, meaning short- and long-term bond yields were roughly equal.

“Rising interest rates — result- ing from a robust economy and higher inflation — led to mod- estly negative returns for bonds in the first six months of 2006.”

Sector performance was mixed but generally negative. Treasury bonds, which are most sensitive to interest rate fluctuations, and investment-grade corporate bonds posted the biggest declines. Mortgage-backed securities and government agency bonds were largely unchanged during the period, while high yield corporate bonds gained ground, bucking the downward trend.

Fund performance

For the six months ended June 30, 2006, John Hancock Investors Trust produced a total return of –0.35% at net asset value (NAV) and 3.32% at market value. The Fund’s NAV return and its market performance differ because the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund’s NAV share price at any time. By comparison, the average closed-end intermediate-term bond fund returned 0.04%, according to Morningstar, Inc., and the Lehman Brothers Government/Credit Bond Index returned –1.15% .

Shifting into neutral

Over the past two years, the Fund has been positioned defensively to guard against rising interest rates and widening risk premiums. We lowered the Fund’s interest rate sensitivity, improved its overall credit quality and adjusted the maturity structure to benefit from a convergence of short- and long-term bond yields.

During the past six months, however, we have been scaling back our defensive approach and moving toward a more neutral position with regard to interest rate sensitivity and maturity structure. With the yield convergence largely played out, we began to position the portfolio for the inevitable widening of short- and long-term yields.

Increased emphasis on high yield bonds

We substantially increased the portfolio’s exposure to high yield corporate bonds while concurrently reducing our investment-grade corporate holdings. This change represents a long-term effort on our part to gear the Fund more toward the high yield segment of the market. However, it also reflects our success in finding specific lower-rated securities that were attractively valued.

“The best performers in the Fund in the first half of 2006 were air- line bonds, which benefited from increased air traffic and improving operating results.”

We became more selective in our investment-grade corporate bonds. With the housing market starting to cool off and consumer spending expected to slow, we limited our exposure to bonds issued by consumer-oriented companies, automakers and homebuilders. We also remained wary of companies under pressure from equity investors to reduce cash and/or take on more debt to boost stockholder returns, because these moves generally weaken a company’s financial position. Instead, we focused on securities issued by utilities, banks and finance-related companies, which are typically unwilling or unable to compromise their balance sheets and credit ratings.

Sector
distribution[1]

Financials	31%

Government
U.S. agency	25%

Consumer
discretionary	8%

Utilities	8%

Government
U.S.	7%

Materials	5%

Industrials	5%

Telecommunication
services	4%

Health care	2%

Energy	2%

Consumer
staples	2%

Information
technology	1%

Adding to mortgages

We increased our holdings of mortgage-backed securities over the past six months. In addition to improving the Fund’s credit quality, mortgage-backed securities offered more attractive yields than many investment-grade corporate bonds of comparable maturity.

Within the mortgage-backed segment, we emphasized commercial mortgages and adjustable-rate mortgages, which offered competitive yields and less interest rate sensitivity than conventional fixed-rate residential mortgages. This positioning generally proved favorable as these types of mortgage-backed securities outperformed during the period.

Leaders and laggards

The best performers in the Fund in the first half of 2006 were airline bonds, which benefited from increased air traffic and improving operating results. In particular, bonds backed by Continental Airlines jets were the top individual contributors to performance.

Another strong contributor was Reliant Energy, Inc., an electric utility based in Texas. Reliant bonds declined sharply in late 2005 after the company reported losses relating to hedging energy prices. However, this was a temporary problem that is no longer affecting the company, and consequently the Reliant securities rebounded in early 2006.

The weakest performers tended to be longer-term bonds, which declined the most as interest rates rose. Our emerging-market holdings also fell as a shift toward risk aversion late in the period put downward pressure on these markets. Examples include bonds issued by Telefonos de Mexico, the largest telecom company in Mexico, and Latin American wireless services provider America Movil SA de CV.

Outlook

After two years of steady rate hikes, the Fed is likely nearing the end of its short-term interest rate increases. We are already seeing some evidence of slowing economic activity, especially in the job market, but the Fed’s focus is squarely on the inflation rate — any further Fed rate hikes will be dependent on inflation readings in the coming months. If the Fed holds rates steady, we expect the bond market to be relatively stable as well, which means performance will be driven largely by interest payments.

“If the Fed holds rates steady, we expect the bond market to be rela- tively stable as well, which means performance will be driven largely by interest payments.”

Within the Fund, we intend to maintain our substantial weighting in high yield corporate bonds. Although valuations in this segment of the market are near historically high levels, we do not anticipate dramatic underperformance going forward. Declines will likely be driven by security-specific events such as credit downgrades and earnings disappointments. We will also continue to favor mortgage-backed securities over investment-grade corporate bonds because they offer more attractive yields, higher credit quality and better downside protection.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 As a percentage of the Fund’s portfolio on June 30, 2006.

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on June 30, 2006 (unaudited)

This schedule is divided into four main categories: bonds, preferred stocks, U.S. government and agencies securities and short-term investments. Bonds, preferred stocks and U.S. government and agen-
cies securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 103.79%					$164,459,251

(Cost $168,633,175)
Aerospace & Defense 0.12%					191,000

L-3 Communications Corp.,
Gtd Sr Sub Note Ser B	6.375%	10-15-15	BB+	$200	191,000
Agricultural Products 0.28%					450,000

Cosan SA Industria e Comercio,
Gtd Sr Perpetual Bond (Brazil) (S)	8.250	02-15-49	BB	500	450,000
Airlines 0.66%					1,046,114

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02-02-19	A–	393	389,624
Pass Thru Ctf Ser 2000-2 Class B (L)	8.307	10-02-19	BB–	398	382,077
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	281	274,358

Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)	10.910	08-15-14	D	550	55
Aluminum 0.61%					960,000

Novelis, Inc.,
Sr Note (Canada) (P)(S)	8.000	02-15-15	B	1,000	960,000
Asset Management & Custody Banks 0.62%					989,871

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13
then variable) (S)	5.260	12-29-49	AA	1,055	989,871
Broadcasting & Cable TV 3.64%					5,772,177

Charter Communications Holdings II,
LLC/Charter Communications Holdings II,
Capital Corp.,
Sr Note	10.250	09-15-10	CCC–	2,000	2,005,000

Comcast Cable Communications
Holdings, Inc.,
Gtd Note	8.375	03-15-13	BBB+	980	1,088,427

Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,000	1,032,500

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Broadcasting & Cable TV (continued)

Videotron Ltee,
Gtd Sr Note (Canada)	6.375%	12-15-15	B+	$300	$273,750

XM Satellite Radio, Inc.,
Sr Note (S)	9.750	05-01-14	CCC	1,500	1,372,500
Casinos & Gaming 6.33%					10,028,968

Chukchansi Economic Development Auth,
Sr Note (S)	8.000	11-15-13	BB–	440	442,750

Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note (L)	7.000	03-01-14	B	500	471,875

Jacobs Entertainment, Inc.,
Sr Note (S)	9.750	06-15-14	B–	1,000	1,005,000

Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,000	987,500

Majestic Star Casino LLC/Majestic Star
Casino Capital II LLC,
Sr Sec Note (S)	9.750	01-15-11	B–	1,000	1,002,500

Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB–	275	255,316

Mohegan Tribal Gaming Auth,
Sr Sub Note	7.125	08-15-14	B+	1,000	967,500

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	800	845,000
Sr Sub Note (S)	9.000	06-01-12	B–	350	351,312

Pokagon Gaming Auth,
Sr Note (S)	10.375	06-15-14	B	500	516,875

Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB–	1,000	968,750

Trump Entertainment Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B–	1,000	961,250

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	BB–	1,188	1,253,340
Commercial Printing 0.75%					1,186,250

Quebecor World Capital Corp.,
Sr Note (Canada) (L)(S)	8.750	03-15-16	BB–	1,300	1,186,250
Commodity Chemicals 0.70%					1,114,752

Lyondell Chemical Co.,
Gtd Sec Note	9.500	12-15-08	BB–	591	607,252
Gtd Sr Sub Note	10.875	05-01-09	B	500	507,500
Communications Equipment 0.46%					728,144

Corning, Inc.,
Note	6.050	06-15-15	BBB–	740	728,144

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Construction Materials 0.24%					$373,700

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750%	06-24-20	BBB–	$370	373,700
Construction & Farm Machinery & Heavy Trucks 0.31%					490,000

Manitowoc Co., Inc. (The),
Gtd Sr Note	7.125	11-01-13	BB–	500	490,000
Consumer Finance 1.54%					2,447,756

Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB–	1,925	1,779,736

HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15
then variable)	5.911	11-30-35	BBB+	700	668,020
Diversified Banks 2.36%					3,746,276

Bank of New York,
Cap Security (S)	7.780	12-01-26	A–	620	647,943

Barclays Bank Plc,
Perpetual Bond (6.86% to 6-15-32
then variable) (United Kingdom) (S)	6.860	09-29-49	A+	1,595	1,595,002

Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 04-15-15
then variable) (Japan) (S)	5.506	12-01-49	Baa2	905	825,303

Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31
then variable) (United Kingdom)	7.648	08-29-49	A	630	678,028
Diversified Chemicals 1.22%					1,940,337

NOVA Chemicals Corp.,
Med Term Note (Canada)	7.400	04-01-09	BB+	1,955	1,940,337
Diversified Commercial & Professional Services 0.48%					759,189

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)	6.500	02-13-13	A–	750	759,189
Diversified Financial Services 0.56%					890,890

St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17
then variable) (Australia) (S)	8.485	12-31-49	Baa1	840	890,890
Diversified Metals & Mining 0.59%					939,650

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	6.875	02-01-14	B+	500	481,250

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB+	480	458,400

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities 8.35%					$13,231,885

AES Eastern Energy LP,
Pass Thru Ctf Ser 1999-A	9.000%	01-02-17	BB+	$1,211	1,317,302

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	915	1,017,279

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	700	787,521

CE Generation LLC,
Sr Sec Note	7.416	12-15-18	BB–	748	764,019

Empresa Electrica Guacolda SA,
Sr Sec Note (S)	8.625	04-30-13	BBB–	790	852,803

FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB–	365	350,309

HQI Transelect Chile SA,
Sr Note (Chile)	7.875	04-15-11	A–	1,175	1,237,289

Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	397	416,332

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB–	315	333,900

Kansas Gas & Electric Co.,
Bond	5.647	03-29-21	BB–	425	400,864

Midland Funding Corp. II,
Lease Obligation Bond Ser B	13.250	07-23-06	BB–	2,000	2,006,506

MSW Energy Holdings II LLC/MSW
Energy Finance Co., II, Inc.,
Sr Sec Note Ser B	7.375	09-01-10	BB–	750	750,000

PNPP II Funding Corp.,
Deb	9.120	05-30-16	BB+	466	523,537

System Energy Resources, Inc.,
Sec Bond (S)	5.129	01-15-14	BBB	409	393,517

TransAlta Corp.,
Note (Canada)	5.750	12-15-13	BBB–	1,000	963,717

TXU Corp.,
Sec Bond	7.460	01-01-15	BBB	571	581,358

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB–	525	535,632
Electrical Components & Equipment 0.96%					1,525,894

AMETEK, Inc.,
Sr Note	7.200	07-15-08	BBB	1,500	1,525,894
Electronic Equipment Manufacturers 0.49%					777,469

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB–	745	777,469

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Food Retail 1.84%					$2,921,131

Ahold Finance USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1	7.820%	01-02-20	BB	$1,254	1,276,216

Delhaize America, Inc.,
Gtd Note	9.000	04-15-31	BB+	1,500	1,644,915
Gas Utilities 1.02%					1,622,076

Energy Transfer Partners,
Gtd Sr Note (G)(L)	5.950	02-01-15	BBB–	1,170	1,126,673

MarkWest Energy Partners LP/MarkWest
Energy Finance Corp.,
Sr Note (S)	8.500	07-15-16	B	500	495,403
Health Care Facilities 0.53%					839,287

Manor Care, Inc.,
Gtd Note	6.250	05-01-13	BBB	855	839,287
Health Care Services 0.56%					890,000

Alliance Imaging, Inc.,
Sr Sub Note (L)	7.250	12-15-12	B–	1,000	890,000
Health Care Supplies 0.63%					990,000

Hanger Orthopedic Group, Inc.,
Sr Note (L)(S)	10.250	06-01-14	CCC+	1,000	990,000
Hotels, Resorts & Cruise Lines 1.50%					2,377,886

HRP Myrtle Beach Operations LLC/HRP
Myrtle Beach Operations Capital Corp.,
Sr Sec Floating Rate Note (P)(S)	9.818	04-01-12	B	1,335	1,321,650

Hyatt Equities LLC,
Note (S)	6.875	06-15-07	BBB	1,050	1,056,236
Industrial Conglomerates 0.38%					606,000

Waste Services, Inc.,
Gtd Sr Sub Note	9.500	04-15-14	CCC	600	606,000
Industrial Machinery 1.35%					2,142,052

Kennametal, Inc.,
Sr Note	7.200	06-15-12	BBB	1,385	1,444,494

Trinity Industries, Inc.,
Pass Thru Ctf (S)	7.755	02-15-09	Ba1	690	697,558
Integrated Oil & Gas 1.18%					1,872,318

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	565	618,675

Petro-Canada,
Deb (Canada)	9.250	10-15-21	BBB	1,000	1,253,643

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Integrated Telecommunication Services 4.02%					$6,369,981

AT&T Corp.,
Gtd Sr Note	8.000%	11-15-31	A	$490	562,570

Bellsouth Corp.,
Deb	6.300	12-15-15	A	999	997,481

Cincinnati Bell, Inc.,
Sr Sub Note (L)	8.375	01-15-14	B–	1,000	985,000

Intelsat Subsidiary Holding Co., Ltd.,
Gtd Sr Floating Rate Note (Bermuda)(P)	9.614	01-15-12	B+	450	454,500

Qwest Capital Funding, Inc.,
Gtd Note (L)	7.000	08-03-09	B	1,700	1,670,250

Sprint Capital Corp.,
Gtd Sr Note	6.900	05-01-19	A–	1,000	1,027,384

Telefonos de Mexico, SA de CV,
Note (Mexico)	5.500	01-27-15	BBB	735	672,796
Investment Banking & Brokerage 0.50%					786,150

Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	750	786,150
IT Consulting & Other Services 0.83%					1,316,561

NCR Corp.,
Note	7.125	06-15-09	BBB–	375	382,811

Unisys Corp.,
Sr Note (L)	6.875	03-15-10	BB+	1,000	933,750
Leisure Facilities 1.12%					1,781,362

AMC Entertainment, Inc.,
Sr Sub Note (L)	9.500	02-01-11	CCC+	1,065	1,046,362

Cinemark USA, Inc.,
Sr Sub Note (L)	9.000	02-01-13	B–	700	735,000
Life & Health Insurance 0.31%					486,163

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	485	486,163
Managed Health Care 0.63%					997,500

Healthsouth Corp.,
Sr Note (S)	11.418	06-15-14	CCC+	1,000	997,500
Metal & Glass Containers 1.69%					2,681,750

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	1,085	1,139,250

Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	501,250
Gtd Sr Sec Note	8.750	11-15-12	BB–	1,000	1,041,250

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Multi-Line Insurance 0.30%					$482,720

Assurant, Inc.,
Sr Note	6.750%	02-15-34	BBB+	$490	482,720
Multi-Media 0.72%					1,143,330

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	980	1,050,230

Quebecor Media, Inc.,
Sr Note (Canada) (S)	7.750	03-15-16	B	95	93,100
Multi-Utilities 1.71%					2,708,587

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	525	635,627

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	500	498,750

Salton Sea Funding Corp.,
Sr Sec Note Ser C	7.840	05-30-10	BB+	1,535	1,574,210
Office Services & Supplies 0.62%					977,466

Steelcase, Inc.,
Sr Note	6.375	11-15-06	BBB–	980	977,466
Oil & Gas Drilling 0.94%					1,484,407

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB–	348	338,157

Gazprom,
Loan Part Note (Germany) (S)	9.625	03-01-13	BB+	1,000	1,146,250
Oil & Gas Equipment & Services 0.15%					233,125

Grant Prideco, Inc.,
Sr Note Ser B	6.125	08-15-15	BB	250	233,125
Oil & Gas Exploration & Production 0.90%					1,430,460

Pioneer Natural Resources Co.,
Gtd Sr Note	7.200	01-15-28	BB+	1,000	937,960

Plains Exploration & Production Co.,
Sr Note	7.125	06-15-14	BB–	500	492,500
Oil & Gas Refining & Marketing 1.18%					1,866,653

Enterprise Products Operations LP,
Gtd Sr Note Ser B	5.600	10-15-14	BB+	1,000	946,653

Reliant Energy Inc.,
Sr Sec Note	6.750	12-15-14	B+	1,000	920,000
Oil & Gas Storage & Transportation 0.16%					248,750

Copano Energy LLC,
Sr Note (S)	8.125	03-01-16	B	250	248,750

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Paper Packaging 2.06%					$3,260,000

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625%	10-01-12	B–	$1,250	1,287,500

Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	1,000	1,027,500
Sr Note	8.375	07-01-12	CCC+	1,000	945,000
Paper Products 0.21%					329,560

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	345	329,560
Pharmaceuticals 1.04%					1,641,138

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	1,550	1,641,138
Property & Casualty Insurance 0.80%					1,261,616

Markel Corp.,
Sr Note	7.350	08-15-34	BBB–	515	503,056

Ohio Casualty Corp.,
Note	7.300	06-15-14	BB	750	758,560
Publishing 0.27%					423,744

Dex Media West,
Gtd Sr Sub Note	9.875	08-15-13	B	391	423,744
Real Estate Management & Development 1.87%					2,958,882

Chelsea Property Group,
Note	6.000	01-15-13	BBB+	1,040	1,036,544

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB–	165	177,226

HRPT Properties Trust,
Sr Note	5.750	11-01-15	BBB	750	714,556

Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	830	788,056

Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BB	250	242,500
Regional Banks 2.68%					4,241,792

Colonial Capital II,
Gtd Cap Security Ser A	8.920	01-15-27	BB	1,029	1,085,868

Crestar Capital Trust I,
Gtd Cap Security	8.160	12-15-26	A–	880	922,027

First Chicago NDB Institutional Capital,
Gtd Cap Bond Ser A (S)	7.950	12-01-26	A1	500	521,939

Greater Bay Bancorp,
Sr Note Ser D	5.125	04-15-10	BBB–	540	523,416

NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,130	1,188,542

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Residential Real Estate Investment Trust 0.21%					$335,151

Health Care REIT, Inc.,
Sr Note	6.200%	06-01-16	BBB–	$345	335,151
Specialized Finance 3.26%					5,158,979

ASG Consolidated LLC,
Sr Disc Note (Zero to 11-1-08,
then 11.500%) (O)	Zero	11-01-11	B–	1,180	994,150

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	786,210

Bosphorous Financial Services,
Sec Floating Rate Note (S)	6.970	02-15-12	Baa3	500	501,933

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	B–	1,000	945,000

Drummond Co., Inc.,
Sr Note (L)(S)	7.375	02-15-16	BB–	1,000	927,500

ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	975	1,004,186
Steel 0.73%					1,152,000

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B–	1,200	1,152,000
Thrifts & Mortgage Finance 31.06%					49,210,704

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class A4	5.182	09-10-47	AAA	905	864,756

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1 (P)	5.901	03-20-36	AAA	1,110	1,101,989
Mtg Pass Thru Ctf Ser 2006-D Class 6B2	5.981	05-20-36	AA	1,764	1,727,713

Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.334	04-25-35	AA+	439	427,655
Mtg Pass Thru Ctf Ser 2006-4 Class 3B1	6.342	12-31-49	AA	2,470	2,475,017

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-T20
Class A4A (P)	5.303	10-12-42	Aaa	440	419,963

Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	1,153	1,097,625

Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	685	672,755

Citigroup/Deutsche Bank Commercial
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2005-CD1
Class A4 (P)	5.400	07-15-44	AAA	595	570,397
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	285	270,618

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5	8.100%	08-15-25	AAA	$127	$129,716

Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB
Class 1A1	6.000	11-25-34	AAA	782	764,736
Mtg Pass Thru Ctf Ser 2005-6 Class 2A1	5.500	04-25-35	Aaa	616	584,122
Mtg Pass Thru Ctf Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	491	490,227
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	AAA	4,735	4,720,389

Countrywide Home Loans Servicing LP,
Mtg Pass Thru Ctf Ser 2005-21 Class A1	5.500	10-25-35	Aaa	4,050	3,924,429

CS First Boston Mortgage Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-25 Class 2A1	4.500	10-25-18	AAA	469	453,927

DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	1,000	1,003,853

First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.236	12-25-34	AA	312	305,780
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (P)	6.255	05-25-36	AA	249	248,717

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	385	373,023
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	370	366,620

GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1 Class A1	5.785	11-15-39	AAA	1,707	1,705,781

Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5 Class A2	5.117	04-10-37	AAA	1,220	1,191,755

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	4.562	08-25-34	AA	1,195	1,157,663
Mtg Pass Thru Ctf Ser 2006-4F Class 6A1	6.500	05-25-36	AAA	4,940	4,985,940

Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	468	460,085
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.410	05-25-35	AA	508	491,297

JPMorgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1 Class 1A4	6.000	12-25-35	AAA	4,680	4,618,207

JPMorgan Chase Commercial Mortgage
Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,965	1,843,548

Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1
Class A6 (P)	5.417	11-12-37	AAA	820	786,618

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.375%	11-14-42	AAA	$810	$775,183
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A	5.230	09-15-42	AAA	1,180	1,125,186

Nomura Asset Acceptance Corp.,
Mtg Pass Thru Ctf Ser 2006-AF1
Class CB1	6.540	06-25-36	AA	1,000	1,004,687

Prime Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 1A2	5.000	07-25-20	Aaa	1,516	1,484,316

Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.365	05-25-35	AA	387	369,494

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	197,880
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	199,391

Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB	1,000	1,058,279

Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	720	718,054

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class B1 (P)	4.676	04-25-35	AA	1,456	1,392,257

Wells Fargo Mortgage Backed Securities Trust,
Mtg Pass Thru Ctf Ser 2004-7 Class 2A2	5.000	07-25-19	AAA	681	651,056
Utilities Other 0.46%					733,472

Atlas Pipeline Partners LP,
Gtd Sr Note (S)	8.125	12-15-15	B+	140	139,475

Magellan Midstream Partners LP,
Note	6.450	06-01-14	BBB	590	593,997
Wireless Telecommunication Service 3.10%					4,906,176

America Movil SA de CV,
Sr Note (Mexico)	5.750	01-15-15	BBB	1,225	1,141,358

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	655	637,783

Dobson Communications Corp.,
Sr Note	8.875	10-01-13	CCC	1,000	982,500

Mobile Telesystems Finance SA,
Gtd Sr Note (Luxembourg) (S)	9.750	01-30-08	BB–	350	360,937

Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	A–	1,250	1,272,348

Rogers Wireless, Inc.,
Sr Sub Note (Canada)	8.000	12-15-12	B+	500	511,250

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 1.82%					$2,877,041

(Cost $3,066,289)
Agricultural Products 0.61%					956,641

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	12,500	956,641
Multi-Utilities 0.64%					1,014,400

Dominion CNG Capital Trust I, 7.80%			BB+	40,000	1,014,400
Real Estate Management & Development 0.57%					906,000

Public Storage, Inc., 6.50%, Depositary Shares, Ser W			BBB+	40,000	906,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 48.21%					$76,394,690

(Cost $77,899,785)
Government U.S. 10.22%					16,200,563

United States Treasury,
Bond (L)	6.875%	08-15-25	AAA	$790	936,767
Bond (L)	5.375	02-15-31	AAA	4,550	4,628,560
Bond (L)	4.500	02-15-16	AAA	4,355	4,143,373
Bond (L)	4.500	02-15-36	AAA	1,910	1,712,584
Note (L)	5.125	05-15-16	AAA	3,635	3,630,740
Note (L)	4.500	11-15-10	AAA	620	605,614
Note (L)	4.500	11-15-15	AAA	570	542,925
Government U.S. Agency 37.99%					60,194,127

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	22	22,679
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	3,310	3,259,698
30 Yr Pass Thru Ctf	6.000	02-01-35	AAA	385	380,711
Adj Rate Mtg (P)	5.164	11-01-35	AAA	2,135	2,068,415
CMO REMIC 2978	5.500	01-15-31	AAA	2,590	2,524,759

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	6	6,138
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	24	24,793
15 Yr Pass Thru Ctf	7.000	10-01-12	AAA	18	18,137
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	45	46,395
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	4,502	4,521,018
30 Yr Pass Thru Ctf (N)	6.500	07-01-34	AAA	4,800	4,824,000
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	1,779	1,754,019
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	4,037	3,973,892
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	2,331	2,296,118
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	14,491	14,274,571
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	2,000	1,968,813
30 Yr Pass Thru Ctf	6.000	05-01-36	AAA	7,978	7,853,907

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Government U.S. Agency (continued)

Federal National Mortgage Assn., (continued)
30 Yr Pass Thru Ctf	5.500%	04-01-35	AAA	$618	$594,760
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	2,154	2,070,148
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	2,564	2,464,530
30 Yr Pass Thru Ctf	5.314	11-01-35	AAA	3,762	3,643,031
Note	6.000	05-30-25	AAA	1,652	1,577,249

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	7	7,390
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,815
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	13	14,141

			Interest	Par value
Issuer, description, maturity date			rate	(000)	Value

Short-term investments 0.02%					$36,000

(Cost $36,000)
Joint Repurchase Agreement 0.02%					36,000

Investment in a joint repurchase agreement transaction
with Morgan Stanley — Dated 6-30-06 due 7-3-06
(Secured by U.S. Treasury Inflation Indexed Note 1.875%
due 7-15-15)			4.550%	$36	36,000

Total investments 153.84%					$243,766,982

Other assets and liabilities, net 0.45%					$719,938

Fund preferred shares and accrued dividends (54.29%)					($86,030,192)

Total net assets 100.00%					$158,456,728

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of June 30, 2006.

(N) These securities having an aggregate value of $4,824,000 or 3.04% of the Fund’s net assets, have been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when issued commitments.

Accordingly, the market value of $4,999,003 of Federal National Mortgage Assn., 6.000%, 10-1-35 has been segregated to cover the when-issued commitments.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

Notes to Schedule of Investments (continued)

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on June 30, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $33,737,331 or 21.29% of the Fund’s net assets as of June 30, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

ASSETS AND LIABILITIES

June 30, 2006 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments at value (cost $249,635,249)
including $25,703,248 of securities loaned	$243,766,982
Cash segregated for futures contacts	198,250
Receivable for investments sold	3,161,808
Receivable for shares sold	226,348
Dividends and interest receivable	2,979,385
Receivable from affiliates
Other	1,311
Other assets	15,207

Total assets	250,349,291

Liabilities

Due to custodian	7,194
Payable for investments purchased	5,306,150
Payable for futures variation margin	138,205
Payable to affiliates
Management fees	331,478
Other payable and accrued expenses	79,344

Total liabilities	5,862,371

Auction Preferred Shares (APS) Series A, including
accrued dividends, unlimited number of shares of
beneficial interest authorized with no par value,
1,720 shares issued, liquidation preference of
$25,000 per share	43,015,096
APS Series B, including accrued dividends, unlimited
number of shares of beneficial interest authorized
with no par value, 1,720 shares issued, liquidation
preference of $25,000 per share	43,015,096

Net assets

Common shares capital paid-in	169,337,207
Accumulated net realized loss on investments and
financial futures contracts	(4,999,081)
Net unrealized appreciation of investments and
financial futures contracts	(5,660,716)
Distributions in excess of net investment income	(220,682)

Net assets applicable to common shares	$158,456,728

Net asset value per common share

Based on 8,239,097 common shares outstanding —
the Fund has an unlimited number of shares
authorized with no par value	$19.23

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the period ended June 30, 2006 (unaudited)[1]

This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
and distributions
paid to APS share-
holders for the
period stated.

Investment income

Interest	$7,955,600
Dividends	110,563
Securities lending	82,570

Total investment income	8,148,733

Expenses

Investment management fees	666,563
APS auction fees	112,705
Transfer agent fees	43,109
Custodian fees	38,283
Printing	29,493
Accounting and legal services fees	23,475
Professional fees	16,637
Miscellaneous	12,104
Registration and filing fees	11,768
Trustees’ fees	5,531
Security lending fees	3,210
Interest	1,363
Related party fees
Compliance fees	1,367

Total expenses	965,608

Net investment income	7,183,125

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(1,288,269)
Financial futures contracts	1,092,312
Change in net unrealized appreciation (depreciation) of
Investments	(6,461,197)
Financial futures contracts	385,021
Net realized and unrealized loss	(6,272,133)
Distributions to APS Series A	(956,714)
Distributions to APS Series B	(959,124)
Decrease in net assets from operations	($1,004,846)

1 Semiannual period from 1-1-06 through 6-30-06.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	12-31-05	6-30-06[1]

Increase (decrease) in net assets

From operations
Net investment income	$13,939,244	$7,183,125
Net realized loss	(1,320,043)	(195,957)
Change in net unrealized appreciation
(depreciation)	(7,435,354)	(6,076,176)
Distributions to APS Series A and B	(2,784,014)	(1,915,838)

Increase (decrease) in net assets
resulting from operations	2,399,833	(1,004,846)

Distributions to common shareholders
From net investment income	(12,004,375)	(5,568,759)

From Fund share transactions	1,014,114	462,509

Net assets

Beginning of period	173,158,252	164,567,824

End of period[2]	$164,567,824	$158,456,728

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

2 Includes accumulated (distributions in excess of) net investment income of $80,790 and ($220,682), respectively.

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

FINANCIAL HIGHLIGHTS

COMMON SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	12-31-01[1,2]	12-31-02[1]	12-31-03	12-31-04	12-31-05	6-30-06[3]

Per share operating performance

Net asset value,
beginning of period	$20.79	$20.98	$21.21	$21.55	$21.22	$20.04
Net investment income[4]	1.32	1.20	1.37	1.71	1.70	0.84
Net realized and unrealized
gain (loss) on investments	0.21	0.25	1.14	(0.21)	(1.07)	(0.74)
Distributions to APS Series A and B5	—	—	(0.02)	(0.16)	(0.34)	(0.23)
Total from investment operations	1.53	1.45	2.49	1.34	0.29	(0.13)
Less distributions
to common shareholders
From net investment income	(1.34)	(1.22)	(1.42)	(1.67)	(1.47)	(0.68)
From net realized gain	—	—	(0.60)	—	—	—
	(1.34)	(1.22)	(2.02)	(1.67)	(1.47)	(0.68)

Capital charges
Offering costs and underwriting
discounts related to APS	—	—	(0.13)	—	—	—
Net asset value, end of period	$20.98	$21.21	$21.55	$21.22	$20.04	$19.23
Per share market value,
end of period	$19.04	$19.12	$19.98	$22.46	$17.70	$17.61
Total return at market value[6] (%)	5.96	6.89	15.29	21.60	(15.06)	3.32[7]

Ratios and supplemental data

Net assets applicable to common
shares, end of period (in millions)	$167	$170	$175	$173	$165	$158
Ratio of expenses
to average net assets (%)	0.82	0.84	0.88[8]	1.16[8]	1.17[8]	1.20[8,9]
Ratio of net investment income
to average net assets (%)	6.20	5.74	6.25[10]	8.03[10]	8.25[10]	8.61[9,10]
Portfolio turnover (%)	300	314	245	128	144	32

Senior securities

Total APS Series A outstanding
(in millions)	—	—	$43	$43	$43	$43
Total APS Series B outstanding
(in millions)	—	—	$43	$43	$43	$43
Involuntary liquidation preference
APS Series A per unit (in thousands)	—	—	$25	$25	$25	$25
Involuntary liquidation preference
APS Series B per unit (in thousands)	—	—	$25	$25	$25	$25
Average market value per unit
(in thousands)	—	—	$25	$25	$25	$25
Asset coverage per unit[11]	—	—	$74,836	$74,713	$72,072	$71,256

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

Notes to Financial Highlights

1Audited by previous auditor.

2As required, effective 1-1-01, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 12-31-01, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 6.31% . Per share ratios and supplemental data for periods prior to 1-01-01, have not been restated to reflect this change in presentation.

3Semiannual period from 1-1-06 through 6-30-06. Unaudited.

4Based on the average of the shares outstanding.

5APS Series A and B were issued on 11-4-03.

6Assumes dividend reinvestment.

7Not annualized.

8Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of expenses would have been 0.82%, 0.77%, 0.77% and 0.78% for the periods ended 12-31-03, 12-31-04, 12-31-05 and 6-30-06, respectively.

9Annualized.

10Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 5.81%, 5.36%, 5.12% and 5.86% for the periods ended 12-31-03, 12-31-04, 12-31-05 and 6-30-06, respectively.

11Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

See notes to financial statements.

NOTES TO STATEMENTS Unaudited

Note A
Accounting policies

John Hancock Investors Trust (the “Fund”) is a closed-end diversified investment management company registered under the Investment Company Act of 1940, as amended.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a “when-issued” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At June 30, 2006, the Fund loaned securities having a market value of $25,703,248 collateralized by securities in the amount of $26,504,386. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of finan-cial futures contracts. On June 30, 2006, the Fund had deposited $198,250 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on June 30, 2006:

	NUMBER OF
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	APPRECIATION

U.S. 10-Year Treasury Note	305	Short	Sept 06	$207,551

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $4,535,322 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carry-forward expires as follows: December 31, 2012 —$1,668,465 and December 31, 2014 — $2,866,857.

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the Fund, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

Dividends, interest
and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest receivable when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended December 31, 2005, the tax character of distributions paid was as follows: ordinary income $14,788,389.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a quarterly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average weekly net asset value and the value attributable to the Auction Preferred Shares (collectively, “managed assets”), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average daily managed assets in excess of $300,000,000.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $23,475. The Fund also paid the Adviser the amount of $100 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange (“NYSE”) and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Note C
Fund share transactions

This listing illustrates the number of Fund common shares, distributions reinvested, offering costs and underwriting discount charged to capital paid-in, reclassification of capital accounts and the number of common shares outstanding at the beginning and end of the last two years, along with the corresponding dollar value.

	Year ended 12-31-05		Period ended 6-30-06[1]
	Shares	Amount	Shares	Amount
Beginning of period	8,160,880	$167,750,954	8,213,076	$168,874,698
Distributions reinvested	52,196	1,014,114	26,021	462,509
Offering costs and
underwriting discount
related to Auction
Preferred Shares	—	—	—	—
Reclassification of
capital accounts	—	109,630	—	—
End of period	8,213,076	$168,874,698	8,239,097	$169,337,207

1 Semiannual period from 1-1-06 through 6-30-06. Unaudited.

Auction preferred shares

The Fund issued a total of 3,440 Auction Preferred Shares: 1,720 shares of Series A Auction Preferred Shares and 1,720 shares of Series B Auction Preferred Shares (collectively, the “Preferred Shares” or “APS”) on November 4, 2003, in a public offering. The total offering costs of $178,036 and the total underwriting discount of $860,000 has been charged to capital paid-in of common shares during the years ended December 31, 2003 and December 31, 2004.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction. Dividend rates on APS Series A ranged from 4.00% to 5.05% and Series B from 3.85% to 5.26% during the period ended June 30, 2006. Accrued dividends on APS are included in the value of APS on the Fund’s Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS as defined in the Fund’s by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years’ dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended June 30, 2006, aggregated $65,648,442 and $54,532,400, respectively. Purchases and proceeds from sales or maturities of obligations of U.S. government aggregated $19,807,431 and $22,366,561, respectively, during the period ended June 30, 2006.

The cost of investments owned on June 30, 2006, including short-term investments, for federal income tax purposes was $250,499,417. Gross unrealized appreciation and depreciation of investments aggregated $1,560,005 and $8,292,440, respectively, resulting in net unrealized depreciation of $6,732,435. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities and amortization of premiums on debt securities.

Investment
objective
and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on January 29, 1971 and are publicly traded on the NYSE. The Fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the Fund’s assets are invested in a diversified portfolio of debt securities, some of which may carry equity features. Up to 50% of the value of the Fund’s assets may be invested in restricted securities acquired through direct placement. The Fund may also invest in repurchase agreements. The Fund may issue a single class of senior securities not to exceed 33 1 / 3 % of the market or fair value of its net assets and may borrow from banks as a temporary measure for emergency purposes in amounts not to exceed 5% of its total assets taken at cost. The Fund may lend portfolio securities not to exceed 33 1 / 3 % of total assets.

Bylaws

In November 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The noti-fication must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws.

On August 21, 2003, shareholders approved the amendment of the Fund’s bylaws, effective August 26, 2003, to provide for the issuance of preferred shares. Effective March 9, 2004, the Trustees approved additional changes to conform with the Fund’s maximum dividend rate on the preferred shares with the rate used by other John Hancock funds.

On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

Financial futures
contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund’s ability to hedge successfully will depend on the Adviser’s ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist. In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund’s futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund’s total assets.

Dividends and
distributions

During the period ended June 30, 2006, dividends from net investment income totaling $0.6775 per share were paid to shareholders. The dates of payments and the amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

March 31, 2006	$0.3425
June 30, 2006	0.3350

Dividend
reinvestment plan

The Fund offers its common shareholders a Dividend Reinvestment Plan (the “Plan”), which offers the opportunity to earn compounded yields. Any holder of common shares of record of the Fund may elect to participate in the Plan and receive the Fund’s common shares in lieu of all or a portion of the cash dividends. The Plan is available to all common shareholders without charge. Mellon Investor Services (the “Plan Agent”) will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com, showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund will declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund’s common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend, otherwise payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder, by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the NYSE on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the share holder’s account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the par ticipant. A confirmation will be sent to each shareholder promptly, normally within seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

Participation in the Plan may be terminated at any time by contacting the Plan

Agent by telephone, in writing or by visiting the Plan Agent’s Web site, and such termination will be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for common shares of the Fund on the NYSE as of the dividend payment date. Distributions from the Fund’s long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose.

At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, New Jersey 07606-1938 (Telephone: 1-800-852-0218).

Shareholder
communication
and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

Shareholder meeting

On March 22, 2006, the Annual Meeting of the Fund was held to elect nine Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 6,950,516 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James R. Boyle	6,940,493	10,023
James F. Carlin	6,941,235	9,281
Richard P. Chapman, Jr.	6,940,348	10,168
William H. Cunningham	6,938,066	12,450
Richard Dion	6,937,557	12,959
Charles Ladner	6,943,553	6,963
Stephan Pruchansky	6,941,928	8,588

The preferred shareholders elected Dr. John A. Moore and Patti McGill Peterson to serve as the Fund’s Trustees until their successors are duly elected and qualified, with the votes tabulated as follows: 2,880 FOR, 0 AGAINST, 9 ABSTAINING.

The common and preferred shareholders ratified the Trustees’ selection of PricewaterhouseCoopers LLP as the Fund’s independent auditor for the fiscal year ending December 31, 2006, with votes tabulated as follows: 6,946,588 FOR, 24,339 AGAINST and 63,210 ABSTAINING.

Board Consideration
of and Continuation
of Investment
Advisory Agreement
and Sub-Advisory
Agreement:
John Hancock
Investors Trust

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investors Trust (the “Fund”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of: (i) the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Sovereign Asset Management LLC (the “Sub-Adviser”). The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At meetings held on May 1–2 and June 5–6, 2006,1 the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Sub-Adviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/ Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the “Category”) and a peer group of comparable funds (the “Peer Group”) each selected by Morningstar Inc. (“Morningstar”), an independent provider of investment company data, for a range of periods ended December 31, 2005,2 (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Sub-Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Sub-Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Sub-Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Sub-Adviser.

The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. It was based on performance and other information as of December 31, 2005; facts may have changed between that date and the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality
of services

The Board considered the ability of the Adviser and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser and Sub-Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Sub-Adviser were sufficient to support renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2005. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board noted the imperfect comparability of the Peer Group.

The Board noted the Fund’s performance was lower than the performance of the Category and Peer Group medians and its benchmark index, the Lehman Brothers Aggregate Bond Index, over the 1-year period. The Board also noted that the Fund’s performance for the 3- and 5-year periods was lower than the median performance of its Category and Peer Group, but higher than its benchmark index. The Board noted the Fund’s performance was lower than the performance of the Category median, but higher than its Peer Group median and benchmark index over the 10-year period. The Adviser discussed with the Board factors contributing to the Fund’s performance results. The Adviser noted that, in its view, the Fund’s Peer Group was not comparable, and that the Fund’s performance was consistent with other similarly leveraged closed-end funds. The Board indicated its intent to continue to monitor the Fund’s performance trends.

Investment advisory fee
and sub-advisory fee rates
and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Category and Peer Group. The Board noted that the Advisory Agreement Rate was higher than the median rate of the Peer Group and equal to the median rate of the Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, and other non-advisory fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (“Expense Ratio”). The Board received and considered information comparing the Expense Ratio of the Fund to that of the Category and Peer Group medians. The Board noted that the Fund’s Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment sub-advisory fee rate (the “Sub-Advisory Agreement Rate”) payable by the Adviser to the Sub-Adviser for investment sub-advisory services. The Board concluded that the Sub-Advisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Sub-Adviser. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s and Sub-Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

The Board noted that the Advisory Agreements offered breakpoints. However, the Board considered the limited relevance of economies of scale in the context of a closed-end fund that, unlike an open-end fund, does not continuously offer its shares. The Board noted that the Fund, as a closed-end investment company, was not expected to increase materially in size and that its assets would grow (if at all) through the investment performance of the Fund. Therefore, the Board did not consider potential economies of scale as a principal factor in assessing the fees payable under the Agreements, but concluded that the fees were fair and equitable based on relevant factors.

Other benefits to
the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Sub-Adviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Sub-Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser and Sub-Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

1 The Board previously considered information about the Sub-Advisory Agreement at the September and December 2005 Board meetings in connection with the Adviser’s reorganization.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	John G. Vrysen	Transfer agent for
Ronald R. Dion, Chairman	Executive Vice President and	preferred shareholders
James R. Boyle†	Chief Financial Officer	Deutsche Bank Trust
James F. Carlin		Company Americas
Richard P. Chapman, Jr.*	Investment adviser	280 Park Avenue
William H. Cunningham	John Hancock Advisers, LLC	New York, NY 10017
Charles L. Ladner*	601 Congress Street
Dr. John A. Moore*	Boston, MA 02210-2805	Legal counsel
Patti McGill Peterson*		Wilmer Cutler Pickering
Steven R. Pruchansky	Subadviser	Hale and Dorr LLP
	Sovereign Asset	60 State Street
*Members of the Audit Committee	Management LLC	Boston, MA 02109-1803
†Non-Independent Trustee	101 Huntington Avenue
	Boston, MA 02199	Stock symbol
Listed New York Stock
Officers	Custodian	Exchange:
Keith F. Hartstein	The Bank of New York	JHI
President and	One Wall Street
Chief Executive Officer	New York, NY 10286	For shareholder assistance
refer to page 32
William H. King	Transfer agent for
Vice President and Treasurer	common shareholders
Mellon Investor Services
Francis V. Knox, Jr.	Newport Office Center VII
Vice President and	480 Washington Boulevard
Chief Compliance Officer	Jersey City, NJ 07310

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-852-0218 1-800-843-0090 EASI-Line 1-800-231-5469 (TDD)

www.jhfunds.com

PRESORTED STANDARD U. S. POSTAGE PAID MIS

P50SA 6/06 8/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, June 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: August 29, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: August 29, 2006